Convertible Notes and Notes Payable (Tables) - SoundHound, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Notes and Notes Payable (Tables) [Line Items]
Schedule of unamortized debt discount and fair value
	September 30, 2021	December 31, 2020
Unamortized debt discount	$987	$1,922
Fair value of conversion feature	$3,470	$2,380

Schedule of accrued interest and fair value remeasurement
	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Accrued interest	$561	$197
Remeasurement of conversion feature – gain/(loss)	$(1,090)	$(1,300)

Schedule of the Company’s debt balances
September 30, 2021
March 2021 Note Payable
Notes payable, current portion	$30,000
Unamortized loan discount	(1,344)
Carrying value	$28,656
	September 30, 2021
	June 2020 Note	June 2021 Note	Total
Convertible notes, current portion	$—	$556	$556
Convertible notes, net of current portion
Convertible notes, face value	15,000	4,444	19,444
Unamortized loan discount	(1,006)	—	(1,006)
Total	$13,994	$5,000	$18,994
Carrying value	$13,994	$5,000	$18,994

Unamortized debt issuance cost (asset)	$—	$(1,506)	$(1,506)
December 31, 2020
June 2020 Note
Convertible notes, net of current portion	$15,000
Unamortized loan discount	(1,942)
Carrying value	$13,058

	May Note		June Note
	Issuance	August 2020	Issuance	December 2020
Term (years)	0.21	—	0.26	0.13
Discount rate	8.16%	—	6.78%	4.34%
Probability of financing	90%	100%	90%	65%